Annual Total Returns- Vanguard Russell 2000 Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 2000 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(4.26%)	16.26%	38.82%	4.92%	(4.42%)	21.33%	14.70%	(10.98%)	25.61%